Disclosure on Individual Items of the Consolidated Financial Statements (Details) $ / shares in Units, € in Thousands, $ in Thousands			12 Months Ended
	Dec. 28, 2023 EUR (€) shares	Dec. 28, 2023 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€) $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 28, 2023 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Jan. 26, 2021 shares
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers			€ 110,013		€ 107,384		€ 26,430
Write-downs of inventories			13,991		13,889
Share-based payments			3,866		1,451		2,767
Amortization of capitalized development costs			4,111		2,463		2,458
Government grants amount			692		2,030	€ 2,030	4,615
Grants had not yet been paid			2,390		354		3,082
Carrying amount of asset			692
Provisions for warrant			7,717		20,725	20,725
Finance expense from remeasurement of warrant liabilities			62,170		10,859		10,329
Interest expense			€ 10,919		2,784
Effective tax rate			29.83%	29.83%
Corporate tax rate			15.00%	15.00%
solidarity surcharge percentage			5.50%	5.50%
Trade tax			14.01%	14.01%
Loss attributable to the shareholders			€ (97,958)		€ (55,081)		€ (18,906)
Weighted average basic (in Shares) | shares			51,224,000	51,224,000	48,919,000		48,809,000
Weighted average diluted (in Shares) | shares			51,224,000	51,224,000	48,919,000		48,809,000
Remaining useful life			3 years	3 years
Interest rate			10.00%					10.00%
Cash outflow for leases			€ 1,193		€ 1,065		€ 828
Other assets			137		137	137
Deposit			37		37	37
Write-downs of inventories			689		8,093		(78)
Deferred day one loss			€ 13,447
Constant maturity US treasury rates			1 year 11 months 23 days	1 year 11 months 23 days	2 years 11 months 23 days
Percentage of dividend yield			0.00%	0.00%
Percentage of drawdown probability			5.00%	5.00%
Other accrued			€ 624		€ 686	686
Cash at banks includes restricted cash			€ 644		1,475	1,475
Share issued (in Shares) | shares			52,442,763					52,442,763
Par value (in Dollars per share) | $ / shares										$ 0.0001
Issued share capital			€ 5		4	4	4
Exercise price of warrants (in Dollars per share) | $ / shares				$ 7
Exercise price of warrants increase (in Dollars per share) | $ / shares				$ 8
Increase equity	€ 7,009	$ 7,802
Warrants liabilities	1,989									$ 2,198
Transaction costs	268	$ 283
Public warrants (in Shares) | shares			36,872	36,872
Capital reserves			€ 245,298		225,007	225,007	216,815
Exercise of warrants			€ 9,260
Weighted average share price (in Dollars per share) | $ / shares				$ 11.21
Share price (in Dollars per share) | $ / shares				18
Price per warrant (in Dollars per share) | $ / shares				$ 0.01
Warrants issued (in Shares) | shares			7,300,003	7,300,003	3,216,667
Fair value of warrants			€ 13,981
Reversed provision			134		€ 393
Loans and borrowings amount			11,971		13,045	13,045
Interest payable			€ 1,363		€ 863	863
Nominal amount | $								$ 23,000
Maturity date			August 31, 2025	August 31, 2025
Warrants exercise price (in Dollars per share) | $ / shares									$ 6.2
Vesting period			1 year	1 year
Weighted average remaining contractual lifetime			2 years 2 months 23 days	2 years 2 months 23 days	2 years 10 months 17 days
Increase in equity			€ 2,314		€ 729	€ 729	1,370
Vested RSUs (in Shares) | shares			21,005	21,005	30,125
Shareholder loans			€ 10,286		€ 4,693
Contractual life of the NQSOs outstanding			8 years 3 months 18 days	8 years 3 months 18 days	8 years 11 months 19 days
Weighted average fair value of NQSO (in Dollars per share) | $ / shares				$ 4.24		€ 2.71
Exercise price (in Dollars) | $				$ 10
Warrant liabilities include non-cash effective changes			€ 15,647
Impairment losses on financial assets			58		€ (104)		228
Cash			22,858		29,162	€ 29,162	34,441				€ 101,813
Warrant liabilities			119,581		21,626	21,626
Bank balances amount			€ 2,663		9,806	9,806
Percentage of revenues			95.00%	95.00%
Day One Loss [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Deferred day one loss			€ 12,392
Fair value of warrants			16,669
Warrant liabilities include non-cash effective changes			17,819
Onerous contracts provision [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Recognized provision onerous contract amount			162		10,983	10,983
Provisions for warrant			162		10,983	€ 10,983
Cost of Goods Sold [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments			538		147		0
Research and Development Expenses [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments			222		49		0
Selling, General and Administrative Expenses [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments			€ 3,330		1,365		2,770
Restricted Stock Units (RSUs) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Vesting period			4 years	4 years
ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Vesting period			4 years	4 years
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest expense			€ 16,106		€ 2,784		0
Lender Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			100,000					100,000
Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares					4,355,134	4,355,134			4,355,134
Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Lease maturity runs			1 year	1 year
Trading days			20 years	20 years
Average expected fluctuation			0.00%	0.00%	0.00%
Range of exercise prices (in Dollars per share) | $ / shares				$ 3.21		€ 3.21
Average expected percentage			0.00%	0.00%	0.00%
Top of range [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Lease maturity runs			4 years	4 years
Increase equity	€ 6,741
Trading days			30 years	30 years
Average expected fluctuation			10.00%	10.00%	5.00%
Range of exercise prices (in Dollars per share) | $ / shares				$ 10.44		€ 8.62
Average expected percentage			10.00%	10.00%	5.00%
Commercial and industrial [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers			€ 1,677		€ 14,186		4,311
Goods or services transferred over time [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers			0		1,602		152
ADSE [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Write-downs of inventories			€ 689		8,093		€ 78
Percentage of drawdown probability			5.00%	5.00%
Other accrued			€ 0
Reversed provision			8,614
ADSE [Member] | Onerous contracts provision [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Recognized provision onerous contract amount			€ 8,614
ADSE [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate			3.78%					3.78%
Percentage of stock price			13.60%	13.60%
ADSE [Member] | Top of range [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate			9.56%					9.56%
Percentage of stock price			7.50%	7.50%
ADSE Holdco [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Recognized provision onerous contract amount					€ 10,973	€ 10,973
Weighted average basic (in Shares) | shares			51,224,000	51,224,000	48,919,000		48,809,000
Weighted average diluted (in Shares) | shares			57,724,000	57,724,000	49,208,000		49,005,000
Share issued (in Shares) | shares	1,666,667									1,666,667
Share capital (in Dollars) | $										$ 167
Increase in equity			€ 1,775		€ 832	832	€ 1,397
Payroll taxes decrease			221		110
Net increase in equity			2,094		619	619
Charge box (CBX) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount			2,636		3,608	3,608
DC-CBX [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount			3,465		4,743	4,743
CPT [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Carrying amount			€ 12,159		€ 14,186	€ 14,186
Second shareholder loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates			1 year 10 months 24 days	1 year 10 months 24 days	1 year 7 months 17 days
Other accrued			€ 2,110
Warrants issued (in Shares) | shares			2,500,001	2,500,001
Warrants exercise price (in Shares) | shares			1,500,000	1,500,000
Warrants issued (in Dollars per share) | $ / shares				$ 6.2
Investor [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Par value (in Dollars per share) | $ / shares										$ 6
Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Interest rate					10.00%	10.00%			10.00%
Exercise of warrants			€ 188	$ 200
Fair value of warrants			€ 78,849		€ 11,114	€ 11,114
Warrants exercise price (in Shares) | shares			6.2	6.2
Warrants shares issued (in Shares) | shares			7,300,003	7,300,003
Loans and borrowings amount			€ 13,333		13,908	13,908
Nominal amount | $									$ 7,500
Warrants exercise price (in Dollars per share) | $ / shares									$ 3
Loans amount					€ 4,693	€ 4,693
Public Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			11,542,415		205	205		11,542,415	205
Warrant liabilities			€ 40,731		€ 8,523	€ 8,523
Private Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			119,866					119,866
IPO [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares												6,250,000
First Shareholder Loan [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates			4 months 2 days	4 months 2 days
Warrants exercise price (in Shares) | shares			1,716,667	1,716,667
Warrants issued (in Dollars per share) | $ / shares				$ 3
First Shareholder Loan [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					7 months 17 days
First Shareholder Loan [Member] | Top of range [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					1 year 4 months 2 days
Second Shareholder Loan Plus [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates					1 year 7 months 17 days
Warrants issued (in Shares) | shares			4,800,002	4,800,002
Warrants issued (in Dollars per share) | $ / shares				$ 6.2
Shareholder Loan Plus [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount					€ 8,000	8,000
One Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount					12,875	12,875
Two Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount					15,000	15,000
NQSO [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Increase in equity			€ 1,775		€ 832	832
USD [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Percentage of revenues					95.00%
Depreciated percentage			10.00%	10.00%	10.00%
USD [Member] | Bottom of Range [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Percentage of revenues							87.00%
CHF [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Depreciated percentage			10.00%	10.00%	10.00%
Germany [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenues generated			76.10%	76.10%	72.10%		73.90%
Ordinary Shares [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares	1,666,667		1					1		1,666,667
Par value (in Dollars per share) | $ / shares										$ 0.0001
Issued share capital | $										$ 167
Restricted Stock Units (RSUs) [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Shareholder loans			€ 2,314		€ 729		€ 1,370
Capitalised development expenditure [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share-based payments			343		€ 5,404		7,406
Loans and Borrowings [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Warrants issued (in Shares) | shares					3,216,677
Loans and Borrowings [Member] | One Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount			12,100
Loans and Borrowings [Member] | Two Shareholder Loans [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount			11,225
One Tranche [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Nominal amount					€ 7,500	7,500
Bank balances amount			€ 1,067		0	€ 0
Over-Allotment Options [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			937,486					937,486
Sponsor [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares			4,475,000					4,475,000
Customers [Member] | Goods or services transferred at point in time [member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Revenue from contracts with customers			€ 7,262		€ 8,879		€ 37,225
Warrant [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Provisions for warrant			€ 3,719
Percentage of dividend yield			0.00%	0.00%
Share issued (in Shares) | shares	1									1
Issued share capital			€ 128					$ 138
Capital reserves			€ 15,835
Weighted average share price (in Dollars per share) | $ / shares				$ 11.5
Warrants exercise price (in Shares) | shares	8	8	36,667	36,667
Warrants issued (in Dollars per share) | $ / shares				$ 3
Warrants shares issued (in Shares) | shares	625,000	625,000
Term of warrants	12 years	12 years
Warrant [Member] | ADSE Holdco [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Share issued (in Shares) | shares	1,339,285									1,339,285
Warrants exercise price (in Shares) | shares	7	7
Warrants shares issued (in Shares) | shares	714,285	714,285
Term of warrants	6 years	6 years
6-Month Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates			5 months 26 days	5 months 26 days
12-Months Warrants [Member]
Disclosure on individual items of the consolidated financial statements [Line Items]
Constant maturity US treasury rates			11 months 26 days	11 months 26 days